Income tax - Deferred tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Net operating losses carried forward	¥ 558,265	¥ 551,813	¥ 442,384
Accruals and others	48,385	23,606	84,261
Less: valuation allowance	¥ (606,650)	¥ (575,419)	¥ (526,645)	¥ (376,933)